Inventories, net (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

	June 30, 2025	December 31, 2024
Raw materials	$3,560	$2,974
Work in process	26	50
Finished goods	3,034	2,154
Total inventories	$6,620	$5,178

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Raw materials	$2,974	$—
Work in process	50	—
Finished goods	2,154	—
Total inventories	$5,178	$—